Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following Pay Versus Performance table sets forth information for the Company’s Principle Executive Officer (“PEO”), Ronald E. Klingle for the years ended December 31, 2025 and 2024 as required by Item 402 of SEC Regulation S-K.

PAY VERSUS PERFORMANCE TABLE
				Average		Value of
				Summary		Initial Fixed
				Compensation	Average	$100
				Table Total for	Compensation	Investment
		Summary		Non-PEO	Actually Paid to	Based on
		Compensation	Compensation	Named	Non-PEO Named	Total
		Table for	Actually Paid	Executive	Executive	Shareholder
Name	Year	PEO	to PEO	Officers	Officers	Return	Net Income

Ronald E. Klingle	2025	$255,000	$255,000	$234,009	$234,009	$67	$321,000
	2024	$268,500	$268,500	$241,958	$241,958	$159	$1,318,000

For the year ended December 31, 2025 and 2024, Ronald E. Klingle was our Chief Executive Officer and our remaining Non-PEO Named Executive Officers (“NEOs”) consisted of Michael J. Havalo, Chief Financial Officer, Treasurer and Secretary, Kenneth J. McMahon, Chief Executive Officer of American Waste Management Services, Inc., Christine M. Bell, President of Avalon Golf and Country Club, Frances R. Klingle, Chief Administrative Officer and Marjorie J. Patterson, Corporate Controller.

The Compensation Committee believes that the PEO’s base salary reflects the value of the executive position and attributes the PEO brings to the Company, including tenure, experience, skill level, and performance. No specific weights have been assigned to those factors. The Compensation Committee periodically reviews salaries of the Executive Leadership Team, including all NEOs, and adjusts them as needed to maintain market positioning and consistency with other similarly-situated executive officers and their positions evolving responsibilities.

With the exception of Mr. Kenneth McMahon’s discretionary bonus, which is based upon eight percent of the income before taxes of the waste management and brokerage company, bonuses payments are not tied to any financial performance measure and are discretionary based on the evaluation of each individual’s performance, change in responsibilities and their potential to contribute to the success of the Company.

During 2025 and 2024, the PEO was not awarded any equity awards. Additionally, the PEO did not have any outstanding equity awards. The Summary Compensation for the PEO represents the Compensation actually paid to the PEO. In addition, during 2025 and 2024, the Non-PEO NEO’s were not awarded, nor did they exercise, any equity awards.

PEO Total Compensation Amount	$ 255,000	$ 268,500
PEO Actually Paid Compensation Amount	255,000	268,500
Non-PEO NEO Average Total Compensation Amount	234,009	241,958
Non-PEO NEO Average Compensation Actually Paid Amount	234,009	241,958
Total Shareholder Return Amount	67	159
Net Income (Loss)	$ 321,000	$ 1,318,000
Ronald E. Klingle [Member]
Pay vs Performance Disclosure
PEO Name	Ronald E. Klingle	Ronald E. Klingle